Accounting pronouncements recently adopted	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Accounting pronouncements recently adopted
Accounting pronouncements recently adopted
a) Compensation - Stock Compensation
In May 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This accounting standard update requires that performance targets affecting vesting of stock awards which could be achieved after the requisite service period be treated as a performance condition. Currently, US GAAP does not provide specific guidance regarding the treatment of performance targets that could be achieved after the service period. This standard was adopted January 1, 2016 and the adoption did not have a material effect on the Company's consolidated financial statements.
b) Interest - Imputation of Interest
In April 2015, the FASB issued ASU No. 2015-03, 2015-03, Interest - Imputation of Interest (Subtopic 835-30: Simplifying the Presentation of Debt Issuance Costs) and ASU No. 2015-15, Imputation of Interest (Subtopic 835-30: Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements), which require debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability. However, for line-of-credit arrangements, entities may defer and present debt issuance costs as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. Amortization of the debt issuance costs are to be reported as interest expense. This standard was adopted on January 1, 2016 and the adoption did not have a material effect on the Company's consolidated financial statements.
c) Compensation - Stock Compensation
In March 2016, the FASB issued ASU No. 2016-09, Compensation - Stock Compensation (Topic 718: Improvements to Employee Share-Based Payment Accounting). This accounting standard simplifies several aspects of the accounting for share-based payment transactions including income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The Company adopted this ASU effective January 1, 2016. The adoption of this standard did not have a material effect on the Company's consolidated financial statements.